Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

17. Cash and cash equivalents

Cash and cash equivalents as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash on hand	₩	15,121	2,355
Deposits in banks		8,349,311	4,148,217
Total	₩	8,364,432	4,150,572

The Company has restricted cash and cash equivalents of Korean Won 174,916 thousand as of December 31, 2025.